INCOME TAX EXPENSE - Schedule of Income Tax Expense (Detail) $ in Thousands	12 Months Ended
	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)
Deferred income tax expense:
Deferred income tax expense	$ (636)	¥ (4,549,000)	¥ 6,691,000	¥ 975,000
Total income tax (benefit) expense:	$ 11,263	80,580,000	67,382,000	40,970,000
The PRC
Current income tax expense:
Current income tax expense		73,142,000	60,278,000	39,995,000
Deferred income tax expense:
Deferred income tax expense		(3,446,000)	6,599,000	¥ 975,000
Canada
Current income tax expense:
Current income tax expense			170,000
Deferred income tax expense:
Deferred income tax expense		(144,000)	92,000
Hong Kong
Current income tax expense:
Current income tax expense		11,225,000	¥ 243,000
The US
Current income tax expense:
Current income tax expense		379,000
Deferred income tax expense:
Deferred income tax expense		(514,000)
Total income tax (benefit) expense:		0
The UK
Current income tax expense:
Current income tax expense		411,000
Deferred income tax expense:
Deferred income tax expense		¥ (473,000)